Audit fees	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
6.9 AUDIT FEES
The following table summarizes the fees for professional services provided by the Principal Accountant, PricewaterhouseCoopers ("PwC") and by Ernst & Young for fiscal years 2025 and 2024, respectively.

Million euros	2025	2024
Fees for audit services	8.98	13.08
Fees for audit related services	0.70	0.71
Tax fees	0.61	0.02
Other non-audit services	—	—
“Fees for audit services” relate to the following audit services:
•Statutory consolidated financial statements;
•Subsidiaries' statutory financial statements;
•Consolidated financial statements under PCAOB standards filed with the SEC;
•Review of the half year interim consolidated financial statements, covering the June figures.
In addition to the PwC audit fees, in 2025 the Group incurred audit fees of other external auditors amounting to c. EUR 1,000 thousand (mainly EY for Thalia and MKS for several UK holding companies).
“Fees for audit related services” are assurance and related services that are reasonably linked to the performance of the audit or review of the Group’s financial statements. This category includes fees related to the preparation of comfort letters for debt issued and verification of non- financial information among others.
"Tax fees" relate to fees incurred for tax compliance and tax advice.
"Other non-audit services" consist of services provided by the principal accountant, other than the services reported in the above-mentioned sections. During 2024 and 2025, no such services were rendered.
Approval from the Audit and Control Committee is required for non-audit services provided by the external auditor. All the services described above have been approved by the Audit and Control Committee.